Disclosures on equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ 7,432	$ (14,223)	$ (14,999)
Movement of reserves	(38,084)	7,380	776
Reclassification adjustments	(3,739)	14,275
Reclassification To Retained Earnings	(9,764)
Closing balance	(44,155)	7,432	(14,223)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(11,569)	(25,745)	(26,307)
Movement of reserves	4,046	(404)	562
Reclassification adjustments	(390)	14,580
Closing balance	(7,913)	(11,569)	(25,745)
Gains from cash flow hedge before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	6,173	9,879	7,971
Movement of reserves	(52,762)	(3,706)	1,908
Closing balance	(46,589)	6,173	9,879
Gains from cash flow hedge tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(1,682)	(2,683)	0
Movement of reserves	14,246	1,001	(2,683)
Closing balance	12,564	(1,682)	(2,683)
Losses from measurement of defined benefit plans before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(10,527)	(11,482)	(8,176)
Movement of reserves	4,648	955	(3,306)
Closing balance	(5,879)	(10,527)	(11,482)
Losses from measurement of defined benefit plans tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	1,847	1,992	1,292
Movement of reserves	(142)	(145)	700
Closing balance	1,705	1,847	1,992
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	10,176	392	(760)
Movement of reserves	(12,072)	9,784	1,152
Reclassification To Retained Earnings	(13,375)
Closing balance	(15,271)	10,176	392
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(3,304)	(662)	(351)
Movement of reserves	3,818	(2,642)	(311)
Reclassification To Retained Earnings	3,611
Closing balance	4,125	(3,304)	(662)
Miscellaneous other reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	16,318	14,086	11,332
Movement of reserves	134	2,537	2,754
Reclassification adjustments	(3,349)	(305)
Closing balance	13,103	16,318	14,086
Total reserves, reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	10,571	(12,870)	(15,940)
Movement of reserves	(56,006)	9,166	3,070
Reclassification adjustments	(3,739)	14,275
Reclassification To Retained Earnings	(13,375)
Closing balance	(62,549)	10,571	(12,870)
Total reserves, reserves defered tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(3,139)	(1,353)	941
Movement of reserves	17,922	(1,786)	(2,294)
Reclassification To Retained Earnings	3,611
Closing balance	$ 18,394	$ (3,139)	$ (1,353)